UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end:  08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans ∞ & — 95.8%
Commercial Loans — 56.0%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 ß	6/23/04	$6,266,807	$6,266,807	$6,213,793
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 ß	8/18/06	1,463,110	1,463,110	1,481,533
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 ¶	11/5/07	3,060,000	3,060,000	3,069,874
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17 ß	3/31/97	1,118,212	1,118,212	998,219
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 ß	5/19/04	4,385,913	4,385,913	4,385,118
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09 ß	5/19/04	4,261,168	4,261,168	4,260,395
Hickman Road, Clive, IA, 6.78%, 1/1/13 b ¶	12/3/07	5,500,000	5,500,000	5,487,934
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 ß	9/17/03	1,491,055	1,491,055	1,448,588
Office City Plaza, Houston, TX, 6.43%, 6/1/12 b	5/25/07	5,487,105	5,487,105	5,465,014
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 ß	1/4/06	12,047,940	12,047,940	12,185,167
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 ß	3/30/06	1,434,625	1,434,625	1,447,298
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 ß	12/13/06	1,815,546	1,815,546	1,566,486
Raveneaux Country Club, Spring, TX, 7.93%, 1/1/10 ¶ ◆	12/19/05	8,800,000	8,800,000	7,106,058
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 ß	6/28/02	2,428,175	2,428,175	2,477,080
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17 ß	3/30/07	7,149,764	7,149,764	6,289,854
Signal Butte, Mesa, AZ, 6.90%, 7/1/17 ß ¶	6/20/07	15,000,000	15,000,000	13,482,454
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ß¶	1/19/07	12,000,000	12,000,000	9,771,278
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 ß	2/15/07	1,271,592	1,271,592	1,265,095
Woodmen Corporate Center, Colorado Springs, CO, 8.43%, 11/1/08 ¶ ◆ ♣	8/8/05	9,950,000	9,950,000	9,521,603
			104,931,012	97,922,841

Multifamily Loans — 39.7%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 ß ¶	7/20/07	7,875,000	7,875,000	7,782,315
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 ß	6/5/03	3,859,365	3,859,365	3,726,942
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17 ß ◆	4/13/07	4,970,969	4,979,955	3,479,679
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ ♠	1/24/08	5,400,000	5,400,000	4,684,367
RP-Plaza Development, Oxnard, CA, 3.90%, 3/1/10 ¶ r	2/23/05	5,000,000	5,000,000	4,888,266
Sapphire Skies I, Cle Elum, WA, 7.93%, 7/1/11 ¶ r	12/23/05	8,805,908	8,805,908	8,805,908
Sapphire Skies II, Cle Elum, WA, 7.90%, 7/1/11	3/20/09	3,200,000	3,200,000	2,959,696
Summit Chase Apartments I, Coral Springs, FL, 6.68%, 4/1/12 ¶ ♣	7/7/05	12,670,000	12,670,000	8,869,000
Summit Chase Apartments II, Coral Springs, FL, 9.90%, 4/1/12 ¶ ♣ ♠ Σ	7/7/05	3,234,000	3,234,000	2,263,800
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶	4/17/07	9,126,000	9,126,000	9,170,696
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ ♠ Σ	4/17/07	2,298,600	2,298,600	1,609,020
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶	3/30/06	7,000,000	7,000,000	5,837,552
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ ♠ Σ	3/30/06	1,690,000	1,690,000	1,183,000
Vista Bonita Apartments, Denton, TX, 7.90%, 6/1/10	3/4/05	2,698,049	2,698,049	2,698,049
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	521,403	521,403	519,309
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	999,355	999,355	831,550
			79,357,635	69,309,149

Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	53,625	54,066	55,234
PHH U.S. Mortgage, 2 loans, California & Delaware, 8.65%, 1/1/12	12/30/92	161,228	156,388	163,962
			210,454	219,196
Total Whole Loans			184,499,101	167,451,186

Corporate Notes ∞ ¶ — 12.5%
Fixed Rate — 12.5%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,681,844
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	5,100,000
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	8,160,000
Total Corporate Notes			21,511,612	21,941,844

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

U.S. Government Agency Mortgage-Backed Securities ■ — 5.5%
Fixed Rate — 5.5%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231	$2,361,591	$2,412,539	$2,481,783
9.00%, 7/1/30, #C40149	123,913	126,691	131,754
5.00%, 5/1/39, #G05430	4,134,536	4,246,476	4,233,592
Federal National Mortgage Association,
6.00%, 10/1/16, #607030	181,326	181,981	192,424
5.50%, 6/1/17, #648508	204,980	205,683	215,413
5.00%, 9/1/17, #254486	357,372	358,028	372,830
5.00%, 11/1/17, #657356	740,496	743,220	772,526
6.50%, 6/1/29, #252497	884,135	879,125	955,253
7.50%, 5/1/30, #535289	100,767	97,911	111,014
8.00%, 5/1/30, #538266	40,847	40,411	45,195
8.00%, 6/1/30, #253347	120,904	119,613	133,775
Total U.S. Government Agency Mortgage-Backed Securities		9,411,678	9,645,559

Commercial Mortgage-Backed Securities r — 3.3%
Other — 3.3%
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4, 5.70%, 12/10/49	3,625,000	2,948,853	2,835,318
Series 2008-C7, Class A4, 6.10%, 12/10/49	3,500,000	2,973,359	2,839,478
Total Commercial Mortgage-Backed Securities		5,922,212	5,674,796

Preferred Stocks — 12.4%
Real Estate Investment Trusts — 12.4%
AMB Property, Series L	99,600	2,326,357	1,543,800
AMB Property, Series M	14,360	367,561	233,206
AMB Property, Series O	13,459	336,475	245,627
BRE Properties, Series C	94,000	1,867,780	1,669,440
BRE Properties, Series D	7,450	148,032	131,493
Developers Diversified Realty, Series H	37,600	770,800	354,568
Developers Diversified Realty, Series I	6,050	126,143	55,721
Duke Realty, Series J	38,244	974,588	507,115
Duke Realty, Series L	27,260	521,211	365,284
Duke Realty, Series M	83,200	1,704,000	1,194,752
Duke Realty, Series O	63,150	1,490,340	1,064,709
Equity Residential Properties, Series N	55,000	1,067,250	1,105,500
Kimco Realty, Series F	78,000	1,823,500	1,347,060
Kimco Realty, Series G	20,800	467,376	403,312
ProLogis Trust, Series F	26,120	630,278	404,860
ProLogis Trust, Series G	11,700	245,700	181,350
PS Business Parks, Series H	37,600	752,000	697,480
PS Business Parks, Series I	13,200	259,644	235,620
PS Business Parks, Series M	37,600	774,560	701,240
PS Business Parks, Series P	11,650	223,330	206,438
Public Storage, Series A	40,000	977,346	857,200
Public Storage, Series B	22,200	543,900	498,390
Public Storage, Series E	28,200	641,550	585,432
Public Storage, Series I	37,600	817,800	859,160
Public Storage, Series K	24,850	540,487	566,331
Public Storage, Series X	20,000	502,366	393,200
Public Storage, Series Z	20,000	497,779	384,000
Realty Income, Series D	90,000	2,281,500	1,935,000
Realty Income, Series E	37,600	812,160	725,680

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

DESCRIPTION		SHARES	COST	VALUE ¶

	Regency Centers, Series C	37,600	$812,912	$723,800
	Regency Centers, Series E	84,200	1,912,340	1,526,125

	Total Preferred Stocks		27,217,065	21,702,893

	Total Unaffiliated Investments		248,561,668	226,416,278

Short-Term Investment — 3.3%
	First American Prime Obligations Fund, Class Z Ø	5,830,011	5,830,011	5,830,011

	Total Investments ▲ — 132.8%		$254,391,679	$232,246,289

	Other Assets and Liabilities, Net — (32.8)%			(57,386,580)

	Total Net Assets — 100.0%			$174,859,709

¶
The fund’s investments in whole loans (single family, multifamily, and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly.  Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2009, the fund held fair valued securities with a value of $189,393,030 or 108.3% of total net assets.

∞	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

&	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2009. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2009. For participating loans the rates are based on the annual cash flow payments at the time of purchase.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2009, securities valued at $93,214,242 were pledged as collateral for the following outstanding borrowings:
Accrued
Amount	Rate*	Interest
$45,100,000	5.00%	$187,917
5,400,000	5.00%	22,500
$50,500,000	$210,417

* Interest rate as of May 31, 2009. Rate is based on the LIBOR plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,266,807 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,463,110 par
Bigelow Office Building, Las Vegas, NV, 6.38%, 4/1/17, $1,118,212 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,859,365 par
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09, $4,385,913 par
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09, $4,261,168 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17, $4,970,969 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,491,055 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,487,105 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $12,047,940 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,434,625 par
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17, $1,815,546 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,428,175 par
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17, $7,149,764 par
Signal Butte, Mesa, AZ, 6.90%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/1/14, $12,000,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,271,592 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2009.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

♣	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

♠	Participating Loan. A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property, including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2009.

Σ	The participating loan is not currently making monthly cash flow payments.

■	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2009, securities valued at $9,257,780 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$8,747,829	5/20/09	0.50%	6/19/09	$1,458	(1)

* Interest rate as of May 31, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $1,992,592 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $123,913 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $4,134,536 par
Federal National Mortgage Association, 6.00%, 10/1/16, $181,326 par
Federal National Mortgage Association, 5.50%, 6/1/17, $204,980 par
Federal National Mortgage Association, 5.00%, 9/1/17, $357,372 par
Federal National Mortgage Association, 5.00%, 11/1/17, $740,496 par
Federal National Mortgage Association, 6.50%, 6/1/29, $884,135 par
Federal National Mortgage Association, 7.50%, 5/1/30, $100,767 par
Federal National Mortgage Association, 8.00%, 5/1/30, $40,847 par
Federal National Mortgage Association, 8.00%, 6/1/30, $120,904 par

	The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities as collateral.

Ø	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $254,391,679. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$1,062,991
	Gross unrealized depreciation	(23,208,381)
	Net unrealized depreciation	$(22,145,390)
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on a valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks and mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government agency mortgage-backed securities and commercial mortgage-backed securities.

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loans, unregistered corporate notes issued by real-estate related companies, and private mortgage-backed securities. These securities have limited or no observable fair value inputs available, and as such, the fair value is determined through independent broker quotations or management’s fair value procedures adopted by the board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)	May 31, 2009

As of May 31, 2009, the fund's investments were classified as follows:
Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$27,532,904
Level 2 - Other significant observable inputs	15,320,355
Level 3 - Significant unobservable inputs	189,393,030
Total	$232,246,289
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Investments in
Securities
Balance as of August 31, 2008	$205,914,723
Realized gain (loss)	172
Net change in unrealized appreciation (depreciation)	(5,999,844)
Net purchases (sales)	(10,522,021)
Balance as of May 31, 2009	$189,393,030

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009